Equity Parenthetical (Details) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Regulatory reserve for loan losses appropriated from retained earnings	₩ 20,656	₩ 21,078
Profit dividend within retained earnings	23,606,325
Non-controlling interests [member] | Shinhan Bank Jeju Bank And Shinhan Capital [Member]
Hybrid bonds recognized as non controlling interest	2,587,478	2,437,561
Payment of dividend on hybrid bonds	104,400	106,715
Article 53 of the Financial Holding Companies Act [member]
Profits reserved by the group	₩ 2,865,461	₩ 2,698,360